Reverse Recapitalization (Details Textual) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2012	Dec. 31, 2010
Recapitalization Shares Acquired In Exchange For All Member Units			30,589
Paid To Former Executive To Acquire Shares			$ 25,000
Acquired Shares From Former Executive			432
Recapitalization Shares Cancelled And Retired			515
Settlement of accounts payable and accrued expenses (1)	23,530	0
Percentage Of Control In Resulting Of Reverse Recapitalization Transaction			99.70%
Common Stock [Member]
Recapitalization and deemed issuance (in shares)			84
Common Stock [Member] | Reverse Recapitalization [Member]
Settlement of accounts payable and accrued expenses (1)			30,672